Average Annual Total Returns - Mid Cap Index Fund	None 1 Year	None 5 Years	None 10 Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	13.30%	12.02%	11.17%	13.66%	12.35%	11.51%